Accounts Receivable, Net - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 1,580,000
Less: allowance for credit losses
Accounts receivable, net	1,580,000
Accounts receivable from sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross	$ 1,580,000